Private Placement (Details) - Sponsor [Member] - Private Placement [Member] - USD ($)			12 Months Ended
	Jul. 08, 2024	Jul. 03, 2024	Sep. 30, 2025
Private Placement [Line Items]
Number of units	11,250	11,250	216,750
Share price per unit	$ 10	$ 10	$ 10
Total proceeds from issuance	$ 112,500	$ 2,167,500	$ 2,167,500
Purchase of aggregate shares		216,750